Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	$ 76
Impairment Losses	0	0
Goodwill, Ending Balance	76	76
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Gross Carrying Amount	13.1	13.1
Accumulated Amortization	13.1	11.9
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Acquired Intangible Assets Subject to Amortization		1.2
Amortization Of Intangible Assets	1	1	3
Easements [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10
Gross Carrying Amount	2.2	2.2
Accumulated Amortization	2.2	2.2
Purchased Technology [Member]
Amortization Life, Gross Carrying Amount and Accumulated Amortization by Major Asset Class
Amortization Life	10
Gross Carrying Amount	10.9	10.9
Accumulated Amortization	10.9	9.7
AEP River Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	39	39
Impairment Losses	0	0
Goodwill, Ending Balance	39	39
Utility Operations [Member]
Changes in Carrying Amount of Goodwill
Goodwill, Beginning Balance	37	37
Impairment Losses	0	0
Goodwill, Ending Balance	$ 37	$ 37